Fair Value Measurements (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Assets held-in-trust account	$ 176,009,525	$ 174,266,206	$ 151,500,000